Other Non-Current Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Other Non-Current Receivables [Abstract]
Other receivables (Note 3)	$ 637
Other non-current receivables	912
Total	$ 1,549